MBS Investments MSB Investments (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]

The following tables present information regarding the mortgage revenue bonds owned by the Partnership as of December 31, 2015 and 2014:

	December 31, 2015
Description of Mortgage Revenue Bonds Held in Trust	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Arbors at Hickory Ridge (3)	$11,565,657	$1,767,508	$-	$13,333,165
Ashley Square (1)	5,099,000	508,163	-	5,607,163
Avistar at Chase Hill - Series A (3)	9,935,552	1,133,024	-	11,068,576
Avistar at the Crest - Series A (3)	9,637,485	1,301,224	-	10,938,709
Avistar at the Oaks - Series A (3)	7,777,936	840,159	-	8,618,095
Avistar at the Parkway - Series A (4)	13,300,000	330,251	-	13,630,251
Avistar in 09 - Series A (3)	6,715,948	725,445	-	7,441,393
Avistar on the Boulevard - Series A (3)	16,418,497	1,872,323	-	18,290,820
Avistar on the Hills - Series A (3)	5,373,756	693,096	-	6,066,852
Bella Vista (1)	6,430,000	766,135	-	7,196,135
Bridle Ridge (1)	7,595,000	817,222	-	8,412,222
Brookstone (1)	7,468,668	1,436,203	-	8,904,871
Bruton Apartments (2)	18,145,000	1,901,839	-	20,046,839
Columbia Gardens (2)	15,224,597	-	-	15,224,597
Concord at Gulfgate - Series A (2)	17,060,000	852,612	-	17,912,612
Concord at Little York - Series A (2)	12,480,000	688,441	-	13,168,441
Concord at Williamcrest - Series A (2)	18,020,000	1,182,543	-	19,202,543
Copper Gate Apartments (3)	5,185,000	616,341	-	5,801,341
Cross Creek (1)	6,101,605	2,932,689	-	9,034,294
Decatur Angle (2)	23,000,000	1,582,083	-	24,582,083
Glenview Apartments - Series A (4)	4,670,000	210,572	-	4,880,572
Greens Property - Series A (3)	8,294,000	1,138,270	-	9,432,270
Harden Ranch - Series A (3)	6,960,000	668,981	-	7,628,981
Heritage Square - Series A (4)	11,185,000	273,488	-	11,458,488
Lake Forest (1)	8,766,000	1,177,745	-	9,943,745
Live 929 Apartments (2)	40,801,557	5,829,855	-	46,631,412
Montclair Apartments - Series A (4)	2,530,000	114,079	-	2,644,079
Pro Nova 2014-1 and 2014-2 (2)	19,379,489	1,182,900	-	20,562,389
Ohio Properties - Series A (1)	14,311,000	2,690,867	-	17,001,867
Renaissance - Series A (4)	11,450,959	1,233,077	-	12,684,036
Runnymede (1)	10,350,000	1,600,938	-	11,950,938
Santa Fe Apartments - Series A (4)	3,065,000	154,067	-	3,219,067
Silver Moon - Series A (4)	7,983,811	1,246,349	-	9,230,160
Southpark (1)	11,799,874	3,990,882	-	15,790,756
The Palms at Premier Park Apartments (3)	20,001,272	2,505,091	-	22,506,363
Tyler Park Townhomes - Series A (3)	6,075,000	487,209	-	6,562,209
Vantage at Harlingen - Series B (4)	24,575,000	1,765,139	-	26,340,139
Vantage at Judson -Series B (4)	26,540,000	2,613,606	-	29,153,606
Westside Village Market - Series A (3)	3,970,000	202,340	-	4,172,340
Willow Run (2)	15,224,591	-	-	15,224,591
Woodlynn Village (1)	4,351,000	466,471	-	4,817,471
Mortgage revenue bonds held in trust	$484,817,254	$51,499,227	$-	$536,316,481

(1) Bonds owned by ATAX TEBS I, LLC, see Note 12

(2) Bond held by Deutsche Bank in a secured financing transaction, see Note 12

(3) Bonds owned by ATAX TEBS II, LLC, see Note 12

(4) Bonds owned by ATAX TEBS III, LLC, see Note 12

	December 31, 2015
Description of Mortgage Revenue Bonds	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Avistar at Chase Hill - Series B	$961,981	$109,878	$-	$1,071,859
Avistar at the Crest - Series B	756,626	86,428	-	843,054
Avistar at the Oaks - Series B	553,244	63,533	-	616,777
Avistar at the Parkway - Series B	125,000	-	(979)	124,021
Avistar in 09 - Series B	456,376	52,409	-	508,785
Avistar on the Boulevard - Series B	449,589	51,356	-	500,945
Concord at Gulfgate - Series B	2,125,000	76,802	-	2,201,802
Concord at Little York - Series B	960,000	-	(6,711)	953,289
Concord at Williamcrest - Series B	2,800,000	-	(19,573)	2,780,427
Crossing at 1415	7,925,000	214,091	-	8,139,091
Glenview Apartments - Series B	2,053,000	-	(7,329)	2,045,671
Greens Property - Series B	943,214	142,442	-	1,085,656
Heights at 515	6,945,000	185,268	-	7,130,268
Heritage Square - Series B	520,000	6,185	-	526,185
Montclair Apartments - Series B	928,000	-	(2,506)	925,494
Ohio Properties - Series B	3,562,190	514,997	-	4,077,187
Santa Fe Apartments - Series B	1,671,000	-	(5,965)	1,665,035
Seasons at Simi Valley	6,320,000	404,110	-	6,724,110
Sycamore Walk	5,447,000	-	-	5,447,000
Mortgage revenue bonds	$45,502,220	$1,907,499	$(43,063)	$47,366,656

	December 31, 2014
Description of Mortgage Revenue Bonds Held in Trust	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Arbors at Hickory Ridge (3)	$11,570,933	$1,792,303	$-	$13,363,236
Ashley Square (1)	5,159,000	486,559	-	5,645,559
Avistar at Chase Hill - Series A (3)	10,000,000	1,196,800	-	11,196,800
Avistar at the Crest - Series A (3)	9,700,000	1,419,692	-	11,119,692
Avistar at the Oaks - Series A (3)	7,800,000	869,622	-	8,669,622
Avistar in 09 - Series A (3)	6,735,000	750,885	-	7,485,885
Avistar on the Boulevard - Series A (3)	16,525,000	2,418,599	-	18,943,599
Avistar on the Hills - Series A (3)	5,389,000	743,520	-	6,132,520
Bella Vista (1)	6,490,000	625,571	-	7,115,571
Bridle Ridge (1)	7,655,000	659,249	-	8,314,249
Brookstone (1)	7,468,888	1,360,589	-	8,829,477
Bruton Apartments (2)	18,145,000	1,455,955	-	19,600,955
Copper Gate Apartments (3)	5,220,000	563,656	-	5,783,656
Cross Creek (1)	6,074,817	2,542,262	-	8,617,079
Decatur Angle (2)	23,000,000	919,540	-	23,919,540
Greens Property - Series A (3)	8,366,000	1,005,119	-	9,371,119
Harden Ranch - Series A (3)	6,960,000	511,421	-	7,471,421
Lake Forest (1)	8,886,000	1,003,614	-	9,889,614
Live 929 Apartments (2)	40,895,739	3,797,745	-	44,693,484
Pro Nova 2014-1 and 2014-2 (2)	20,095,169	1,043,431	-	21,138,600
Ohio Properties - Series A (1)	14,407,000	2,444,034	-	16,851,034
Runnymede (1)	10,440,000	1,385,910	-	11,825,910
Southpark (1)	11,842,206	3,743,692	-	15,585,898
The Palms at Premier Park Apartments (3)	20,152,000	2,680,619	-	22,832,619
The Suites on Paseo (2)	35,450,000	3,193,691	-	38,643,691
Tyler Park Apartments - Series A (3)	6,075,000	345,060	-	6,420,060
Westside Village Market - Series A (3)	3,970,000	225,496	-	4,195,496
Woodlynn Village (1)	4,390,000	376,706	-	4,766,706
Mortgage revenue bonds held in trust	$338,861,752	$39,561,340	$-	$378,423,092

(1) Bonds owned by ATAX TEBS I, LLC, see Note 12

(2) Bond held by Deutsche Bank in a secured financing transaction, see Note 12

(3) Bonds owned by ATAX TEBS II, LLC, see Note 12

	December 31, 2014
Description of Mortgage Revenue Bonds	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Avistar at Chase Hill - Series B	$965,000	$144,769	$-	$1,109,769
Avistar at the Crest - Series B	759,000	124,286	-	883,286
Avistar at the Oaks - Series B	554,000	54,325	-	608,325
Avistar in 09 - Series B	457,000	50,608	-	507,608
Avistar on the Boulevard - Series B	451,000	73,851	-	524,851
Greens Property - Series B	945,638	376,203	-	1,321,841
Glenview Apartments	6,723,000	-	-	6,723,000
Harden Ranch - Series B	2,340,000	-	(1,501)	2,338,499
Heritage Square	11,705,000	1,109,125	-	12,814,125
Montclair Apartments	3,458,000	-	-	3,458,000
Ohio Properties - Series B	3,573,430	668,542	-	4,241,972
Renaissance	12,675,000	1,055,807	-	13,730,807
Santa Fe Apartments	4,736,000	-	-	4,736,000
Tyler Park - Series B	2,025,000	-	(17,395)	2,007,605
Vantage at Harlingen	6,692,000	707,813	-	7,399,813
Vantage at Judson	6,049,000	717,230	-	6,766,230
Westside Village - Series B	1,430,000	-	(686)	1,429,314
Mortgage revenue bonds	$65,538,068	$5,082,559	$(19,582)	$70,601,045

Marketable Securities [Table Text Block]

The following table sets forth certain information relating to the PHC Certificates held in the PHC TOB Trusts:

	Weighted Average Lives (Years)	Investment Rating	Weighted Average Interest Rate over Life	Principal Outstanding December 31, 2015
Public Housing Capital Fund Trust Certificate I	9.25	AA-	5.33%	$25,980,780
Public Housing Capital Fund Trust Certificate II	8.67	A+	4.29%	11,465,660
Public Housing Capital Fund Trust Certificate III	9.81	BBB	5.42%	20,898,432
Total Public Housing Capital Fund Trust Certificates				$58,344,872

	Weighted Average Lives (Years)	Investment Rating	Weighted Average Interest Rate over Life	Principal Outstanding December 31, 2014
Public Housing Capital Fund Trust Certificate I	10.25	AA-	5.33%	$25,980,780
Public Housing Capital Fund Trust Certificate II	9.72	A+	4.28%	12,429,186
Public Housing Capital Fund Trust Certificate III	10.81	BBB	5.42%	20,898,432
Total Public Housing Capital Fund Trust Certificates				$59,308,398

Mortgage-Backed Securities
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]

The carrying value of the Partnership’s MBS Securities as of December 31, 2015 and 2014 are as follows:

	December 31, 2015
Agency Rating of MBS Securities (1)	Cost adjusted for amortization of premium	Unrealized Gain	Unrealized Loss	Estimated Fair Value
“AAA”	$5,052,348	$-	$(34,648)	$5,017,700
“AA”	9,900,682	-	(143,073)	9,757,609
	$14,953,030	$-	$(177,721)	$14,775,309

(1) MBS Securities are reported based on the lowest rating issued by a Rating Agency, if more than one rating is issued on the security, at the date presented.

	December 31, 2014
Agency Rating of MBS Securities (1)	Cost adjusted for amortization of premium	Unrealized Gain	Unrealized Loss	Estimated Fair Value
“AAA”	$5,304,974	$-	$(250,624)	$5,054,350
“AA”	10,062,667	-	(275,459)	9,787,208
	$15,367,641	$-	$(526,083)	$14,841,558

(1) MBS Securities are reported based on the lowest rating issued by a Rating Agency, if more than one rating is issued on the security, at the date presented.

Marketable Securities [Table Text Block]

The MBS Securities are backed by residential mortgage loans and interest payable from the MBS Securities is believed and expected to be exempt from federal income taxation.  A description of certain terms of the Partnership’s MBS Securities is as follows:

Agency Rating of MBS Securities	Principal Outstanding December 31, 2015	Weighted Average Maturity Date	Weighted Average Coupon Interest Rate
“AAA”	$5,000,000	7/1/2032	4.60%
“AA”	9,765,000	7/9/2036	4.20%
	$14,765,000

Agency Rating of MBS Securities	Principal Outstanding December 31, 2014	Weighted Average Maturity Date	Weighted Average Coupon Interest Rate
“AAA”	$5,000,000	7/1/2032	4.60%
“AA”	9,765,000	7/9/2036	4.20%
	$14,765,000